Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from operating activities:
Net income	$ 6,177,704	$ 20,949,579	$ 19,045,255
Adjustments for items not affecting cash:
Depreciation	541,265	595,522	497,238
Amortization	22,196	26,951	26,195
Net loss from disposal of property, plant and equipment	25,023	15,281	2,852
Written-off Tai He deposit	4,755,536
Currency exchange (gain) loss	(273,432)
Changes in operating assets and liabilities:
Bank acceptance receivables	(4,284,515)	(6,533,717)	(5,764,940)
Accounts receivable	(7,121,889)	(20,065,904)	(13,644,830)
Inventories	35,027	105,121	(219,787)
Prepayments and other assets	(4,932,145)	(861,799)	(367,249)
Due from related parties		396,583	(222,504)
Accounts payable	(3,371,275)	4,908,971	5,341,710
Taxes payable	(812,412)	288,659	598,105
Accrued expenses and other current liabilities	75,879	120,090	102,749
Due to related parties			(68,798)
Net cash (used in) provided by operating activities	(9,163,038)	(54,663)	5,325,996
Cash flows from investing activities:
Purchases of property, plant and equipment	(2,698,729)	(850,231)	(3,808,259)
Payments for long-term deposits for buildings			(12,311,347)
Long term investment	(5,944,709)
Proceeds from disposal of property, plant and equipment	23,146	16,414	25,202
Net cash used in investing activities	(8,620,292)	(833,817)	(16,094,404)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	7,579,135	6,510,820	4,359,665
Proceeds from long-term bank loans	743,052
Capital contributed by non-controlling shareholders	635,310
Proceeds from initial public offering	34,529,644
Proceeds from issuance of shares			1,272,232
Repayments of short-term bank borrowings	(6,241,641)	(4,650,586)	(3,925,147)
Net cash provided by financing activities	37,245,500	1,860,234	1,706,750
Effect of foreign exchange rate changes	(874,746)	(9,812)	218,137
Net increase (decrease) in cash	18,587,424	961,942	(8,843,521)
Cash, beginning of year	8,149,276	7,187,334	16,030,855
Cash, end of year	26,736,700	8,149,276	7,187,334
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest	194,667	180,744	137,160
Income taxes	5,703,288	5,042,816	4,362,169
Non-cash transactions
Shareholder contribution through deferred cost	$ 1,277,152